Derivatives - Summary of Fair Value of Derivatives (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	$ 48,894	$ 56,996
Derivative financial liabilities	50,051	48,270
Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	43,181	50,934
Derivative financial liabilities	45,086	42,442
Trading Derivatives [member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	12,436	10,484
Derivative financial liabilities	13,200	7,834
Trading Derivatives [member] | Interest rate contracts [member] | Forward rate agreement [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	24	37
Trading Derivatives [member] | Interest rate contracts [member] | Swaps [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	11,244	9,931
Trading Derivatives [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	1,168	516
Trading Derivatives [member] | Interest rate contracts [member] | Forward rate agreement [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial liabilities	149	39
Trading Derivatives [member] | Interest rate contracts [member] | Swaps [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial liabilities	11,952	7,229
Trading Derivatives [member] | Interest rate contracts [member] | Options written [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial liabilities	1,099	566
Trading Derivatives [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	28,457	36,613
Derivative financial liabilities	27,368	32,178
Trading Derivatives [member] | Foreign exchange contracts [member] | Options purchased [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	289	486
Trading Derivatives [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	713	17,638
Trading Derivatives [member] | Foreign exchange contracts [member] | Swaps [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	12,734
Trading Derivatives [member] | Foreign exchange contracts [member] | Cross-currency interest rate swaps [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	14,721	18,489
Trading Derivatives [member] | Foreign exchange contracts [member] | Options written [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial liabilities	302	543
Trading Derivatives [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial liabilities	1,540	15,943
Trading Derivatives [member] | Foreign exchange contracts [member] | Swaps [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial liabilities	12,613
Trading Derivatives [member] | Foreign exchange contracts [member] | Cross-currency interest rate swaps [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial liabilities	12,913	15,692
Trading Derivatives [member] | Credit Derivative Contracts [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	16	9
Derivative financial liabilities	241	231
Trading Derivatives [member] | Credit Derivative Contracts [member] | Credit default swap-protection sold [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	16	9
Trading Derivatives [member] | Credit Derivative Contracts [member] | Credit default swaps-protection purchased [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial liabilities	241	230
Trading Derivatives [member] | Credit Derivative Contracts [member] | Credit default swap-protection sold [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial liabilities		1
Trading Derivatives [member] | Other contracts [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	2,272	3,828
Derivative financial liabilities	4,277	2,199
Trading Derivatives [member] | Other contracts [member] | Equity contracts [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	748	2,537
Trading Derivatives [member] | Other contracts [member] | Commodity Derivatives [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	1,524	1,291
Trading Derivatives [member] | Other contracts [member] | Equity contracts [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial liabilities	2,942	1,362
Trading Derivatives [member] | Other contracts [member] | Commodity Derivatives [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial liabilities	1,335	837
Non Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	5,713	6,062
Derivative financial liabilities	4,965	5,828
Non Trading Derivatives [member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	2,380	1,914
Derivative financial liabilities	1,306	1,899
Non Trading Derivatives [member] | Interest rate contracts [member] | Forward rate agreement [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets		2
Non Trading Derivatives [member] | Interest rate contracts [member] | Swaps [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	2,365	1,893
Non Trading Derivatives [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	15	19
Non Trading Derivatives [member] | Interest rate contracts [member] | Forward rate agreement [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial liabilities	2
Non Trading Derivatives [member] | Interest rate contracts [member] | Swaps [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial liabilities	1,303	1,898
Non Trading Derivatives [member] | Interest rate contracts [member] | Options written [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial liabilities	1	1
Non Trading Derivatives [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	2,193	3,062
Derivative financial liabilities	2,031	2,740
Non Trading Derivatives [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	660	333
Non Trading Derivatives [member] | Foreign exchange contracts [member] | Swaps [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	2
Non Trading Derivatives [member] | Foreign exchange contracts [member] | Cross-currency interest rate swaps [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	1,531	2,729
Non Trading Derivatives [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial liabilities	90	327
Non Trading Derivatives [member] | Foreign exchange contracts [member] | Swaps [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial liabilities	22
Non Trading Derivatives [member] | Foreign exchange contracts [member] | Cross-currency interest rate swaps [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial liabilities	1,919	2,413
Non Trading Derivatives [member] | Credit Derivative Contracts [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial liabilities	179	155
Non Trading Derivatives [member] | Credit Derivative Contracts [member] | Credit default swaps-protection purchased [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial liabilities	179	155
Non Trading Derivatives [member] | Other contracts [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	1,140	1,086
Derivative financial liabilities	1,449	1,034
Non Trading Derivatives [member] | Other contracts [member] | Equity contracts [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	1,140	1,086
Non Trading Derivatives [member] | Other contracts [member] | Equity contracts [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial liabilities	$ 1,449	$ 1,034